Investments in equity accounted investees:	12 Months Ended
Mar. 31, 2018
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Investments in equity accounted investees:
16.	Investments in equity accounted investees:

(a)	Associates:

The Company has no material associates as at March 31, 2018. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2018		2018		2017
	(In millions)
Carrying amount of the Company’s interest in associates	US$	143.2	Rs.	9,333.4	Rs.	8,726.3

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Company’s share of profit/(loss) in associates*	US$	18.2	Rs.	1,183.0	Rs.	1,109.3	Rs.	(214.0)
Company’s share of other comprehensive income in associates		(0.3)		(19.0)		(155.1)		(84.5)
Company’s share of total comprehensive income in associates	US$	17.9	Rs.	1,164.0	Rs.	954.2	Rs.	(298.5)

(i)

Fair value of investment in an equity accounted associate for which published price quotation is available, which is a level 1 input, was Rs. 3,380.4 million and Rs. 1,922.2 million as at March 31, 2018 and 2017, respectively. The carrying amount as at March 31, 2018 and 2017, was Rs. 1,414.8 million and Rs. 1,368.4 million, respectively.

(ii)

During the year ended March 31, 2018, the Company purchased 25.08% of the share capital of Driveclubservice Pte. Limited for Rs. 30.1 million. In addition, the Company also purchased 1% of the share capital of Driveclub Limited, the wholly owned subsidiary of Driveclubservice Pte. Limited. However, the Company has 25.83% of the voting rights, being the 1% of share capital held and the indirect shareholding held through Driveclubservice Pte. Limited. Both Driveclubservice Pte. Limited and Driveclub Limited are therefore accounted for as equity accounted investments as the Company has significant influence over the companies.

(b)	Joint ventures:

(i)	Details of the Company’s material joint venture as at March 31, 2018 are as follows:

	Principal activity	Principal place of the business	% holding as at March 31,
Name of joint venture			2018	2017
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%

Chery is a limited liability company, whose legal form confers separation between the parties to the joint arrangement. There is no contractual arrangement or any other facts and circumstances that indicate that the parties to the joint venture have rights to the assets and obligations for the liabilities of the joint arrangement. Accordingly, Chery is classified as a joint venture. The summarized financial information in respect of Chery that is accounted for using the equity method is set forth below.

	As at March 31,
	2018		2018		2017
	(In millions)
Current assets	US$	1,263.0	Rs.	82,317.9	Rs.	76,082.8
Non-current assets		1,874.7		122,184.9		88,525.6
Current liabilities		(1,523.6)		(99,298.3)		(75,650.7)
Non-current liabilities		(217.6)		(14,184.1)		(14,249.7)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents		620.9		40,466.8		50,258.5
Current financial liabilities (excluding trade and other payables and provisions)		(59.6)		(3,885.2)		(17.0)
Non-current financial liabilities (excluding trade and other payables and provisions)		(214.8)		(13,999.6)		(14,168.8)
Share of net assets of material joint venture		698.3		45,510.2		37,354.0
Other consolidation adjustments		(15.6)		(1,016.2)		(667.9)
Carrying amount of the Company’s interest in joint venture	US$	682.7	Rs.	44,494.0	Rs.	36,686.1

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Revenue	US$	3,649.8	Rs.	237,876.1	Rs.	189,601.3	Rs.	109,048.6
Net income/(loss)		665.6		43,381.3		27,320.6		11,866.4
Other comprehensive income		—		—		—		—
Total comprehensive income for the year		665.6		43,381.3		27,320.6		11,866.4
The above net income includes the following:
Depreciation and amortization		183.3		11,947.8		9,201.1		5,720.1
Interest income		(35.3)		(2,298.7)		(993.2)		(789.0)
Interest expense (net)		9.3		609.0		706.6		986.2
Income tax expense/(credit)		178.5		11,630.5		9,014.4		4,339.4

Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2018		2018		2017
	(In millions)
Net assets of the joint venture	US$	1,396.6	Rs.	91,020.4	Rs.	74,708.0
Proportion of the Company’s interest in joint venture		698.3		45,510.2		37,354.0
Other consolidation adjustments		(15.6)		(1,016.2)		(667.9)

Carrying amount of the Company’s interest in joint venture	US$	682.7	Rs.	44,494.0	Rs.	36,686.1

During the year ended March 31, 2018, a dividend of Rs. 17,644.9 million was received by a subsidiary in UK from Chery Jaguar Land Rover Automotive Co. Ltd. (2017: Rs. 5,928.8 million, 2016: Rs. Nil)

(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	As at March 31,
	2018		2018		2017
	(In millions)
Carrying amount of the Company’s interest in joint ventures	US$	0.4	Rs.	25.0	Rs.	647.7

During the year ended March 31, 2018, the Company acquired a further 10,000 ‘B’ shares in Spark 44 (JV) Ltd (Spark 44), increasing its share of the voting rights of Spark 44 from 50% to 50.5%. In addition, Spark 44’s Articles of Association together with the Shareholder Agreement were amended to give Jaguar Land Rover Limited control of Spark 44 as the majority shareholder.

Prior to this, Jaguar Land Rover Limited had joint control over Spark44 (JV) Limited and equity accounted for Spark44 (JV) Limited as a Joint Venture. Following the additional share purchase and change to Articles of Association and Shareholder Agreement Spark44 (JV) Limited has been consolidated as a subsidiary from August 31, 2017.

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	2.5	Rs.	162.5	Rs.	276.5	Rs.	207.4
Company’s share of other comprehensive income in immaterial joint ventures		—		—		(130.3)		—
Company’s share of total comprehensive income in immaterial joint ventures	US$	2.5	Rs.	162.5	Rs.	146.2	Rs.	207.4

(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2018		2018	2017
	(In millions)
Carrying amount in immaterial associates	US$	143.2	Rs. 9,333.4	Rs. 8,726.3
Carrying amount in material joint venture		682.7	44,494.0	36,686.1
Carrying amount in immaterial joint ventures		0.4	25.0	647.7

Total	US$	826.3	Rs. 53,852.4	Rs. 46,060.1

Current (held for sale)#	US$	76.3	Rs. 4,973.5	Rs. —
Non current		750.0	48,878.9	46,060.1

Total	US$	826.3	Rs. 53,852.4	Rs. 46,060.1

#	Carrying amount of investments in Tata Hitachi Construction Machinery Co. Pvt Ltd.

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Share of profit/(loss) in immaterial associates	US$	18.2	Rs.	1,183.0	Rs.	1,109.3	Rs.	(214.0)
Share of profit/(loss) in material joint venture		332.8		21,690.7		13,660.3		5,933.2
Share of profit/(loss) on other adjustments in material joint venture		(3.9)		(253.6)		(116.1)		(151.9)
Share of profit/(loss) in immaterial joint ventures		2.5		162.5		276.5		207.4

	US$	349.6	Rs.	22,782.6	Rs.	14,930.0	Rs.	5,774.7

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Share of other comprehensive income in immaterial associates	US$	(1.7)	Rs.	(113.8)	Rs.	(40.0)	Rs.	(84.5)
Currency translation differences-immaterial associates		1.5		94.8		(115.1)		—
Currency translation differences-material joint venture		61.6		4,015.7		(2,801.6)		358.5
Currency translation differences-immaterial joint ventures		—		—		(130.3)		8.4

	US$	61.4	Rs.	3,996.7	Rs.	(3,087.0)	Rs.	282.4

*

Company’s share of profit/(loss) of the equity accounted investees has been determined after giving effect for the subsequent amortization / depreciation and other adjustments arising on account of fair value adjustments made to the identifiable net assets of the equity accounted investee as at the date of acquisition and other adjustment (mainly unrealized profits on inventories) arising under the equity method of accounting.